RELATED PARTY TRANSACTIONS - Promissory Note - Related Party & Working Capital Loans (Details) - USD ($)		3 Months Ended	9 Months Ended
	Oct. 29, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 07, 2022	Apr. 17, 2021
RELATED PARTY TRANSACTIONS
Due to related party				$ 21,935
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Working capital			$ 1,500,000	$ 1,500,000
Price of warrant per share				$ 1.50
Borrowings under working capital loans		$ 0	$ 0	$ 0
Working capital loans warrant | Class A Ordinary Share
RELATED PARTY TRANSACTIONS
Price of ordinary share per share		$ 10.00	$ 10.00
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Principal amount of debt					$ 500,000
Sponsor | Unsecured promissory note | Working Capital shares
RELATED PARTY TRANSACTIONS
Conversion ratio					$ 10.00
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 300,000
Repayment of promissory note - related party	$ 122,292			122,292
Related Party Loans
RELATED PARTY TRANSACTIONS
Due to related party		$ 111,935	$ 111,935	21,935
Office Space Secretarial and Administrative Services
RELATED PARTY TRANSACTIONS
Expenses per month			10,000	10,000
Expenses incurred and paid		$ 30,000	$ 90,000	$ 21,935